EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Communication Services - 5.6%
Advertising - 1.5%
Interpublic Group of Cos., Inc.	89,543	$2,192,013
		$–
Broadcasting - 4.1%
Fox Corp. - Class A	63,572	3,562,575
Tegna, Inc.	139,920	2,345,059
		5,907,634
Total Communication Services		8,099,647

Consumer Discretionary - 27.0%(a)
Apparel, Accessories & Luxury Goods - 1.4%
G-III Apparel Group Ltd. (b)	92,983	2,082,819
		$–
Automotive Parts & Equipment - 1.8%
Visteon Corp. (b)	28,072	2,619,118

Automotive Retail - 2.3%
Group 1 Automotive, Inc.	7,747	3,383,192
		$–
Broadline Retail - 1.9%
Dillard's, Inc. - Class A	6,685	2,793,193

Casinos & Gaming - 1.7%
Boyd Gaming Corp.	32,286	2,525,734
		$–
Education Services - 4.4%
Laureate Education, Inc. (b)	111,007	2,595,344
Perdoceo Education Corp.	114,819	3,753,433
		6,348,777
Footwear - 3.0%
Crocs, Inc. (b)	21,226	2,149,769
Steven Madden Ltd.	90,520	2,170,670
		4,320,439
Homebuilding - 10.5%
DR Horton, Inc.	11,978	1,544,204
Green Brick Partners, Inc. (b)	24,679	1,551,815
KB Home	27,406	1,451,696
Lennar Corp. - Class A	13,657	1,510,601
M/I Homes, Inc. (b)	13,464	1,509,584
Meritage Homes Corp.	21,445	1,436,172
PulteGroup, Inc.	14,499	1,529,065

EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Homebuilding - 10.5% (Continued)
Taylor Morrison Home Corp. (b)	25,275	$1,552,390
Toll Brothers, Inc.	14,419	1,645,640
Tri Pointe Homes, Inc. (b)	46,936	1,499,605
		15,230,772
Total Consumer Discretionary		39,304,044

Consumer Staples - 10.7%
Agricultural Products & Services - 2.0%
Ingredion, Inc.	21,176	2,871,889

Brewers - 1.3%
Molson Coors Beverage Co. - Class B	38,953	1,873,250

Food Distributors - 1.3%
Andersons, Inc.	50,867	1,869,362

Packaged Foods & Meats - 4.0%
Cal-Maine Foods, Inc.	33,293	3,316,982
Pilgrim's Pride Corp.	57,505	2,586,575
		5,903,557
Tobacco - 2.1%
Altria Group, Inc.	51,108	2,996,462
Total Consumer Staples		15,514,520

Energy - 12.1%
Oil & Gas Exploration & Production - 4.4%
ConocoPhillips	24,197	2,171,439
Devon Energy Corp.	66,939	2,129,329
EOG Resources, Inc.	17,957	2,147,837
		6,448,605
Oil & Gas Storage & Transportation - 7.7%
Cheniere Energy Partners LP	41,575	2,330,279
Cheniere Energy, Inc.	9,851	2,398,916
Hess Midstream LP - Class A	61,110	2,353,346
International Seaways, Inc.	48,828	1,781,245
Plains GP Holdings LP	120,257	2,336,593
		11,200,379
Total Energy		17,648,984

Health Care - 10.6%
Biotechnology - 1.3%
United Therapeutics Corp. (b)	6,676	1,918,348

EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Health Care Facilities - 1.6%
Universal Health Services, Inc. - Class B	12,698	$2,300,243

Health Care Services - 1.7%
Pediatrix Medical Group, Inc. (b)	175,696	2,521,238
		$–
Managed Health Care - 4.6%
Centene Corp. (b)	37,454	2,033,003
Elevance Health, Inc.	5,329	2,072,768
Molina Healthcare, Inc. (b)	8,640	2,573,856
		6,679,627
Pharmaceuticals - 1.4%
Harmony Biosciences Holdings, Inc. (b)	65,017	2,054,537
Total Health Care		15,473,993

Industrials - 19.1%
Building Products - 3.1%
Gibraltar Industries, Inc. (b)	42,606	2,513,754
Owens Corning	14,537	1,999,128
		4,512,882
Construction Machinery & Heavy Transportation Equipment - 5.7%
Allison Transmission Holdings, Inc.	31,922	3,032,271
Oshkosh Corp.	26,098	2,963,167
PACCAR, Inc.	23,668	2,249,880
		8,245,318
Electrical Components & Equipment - 1.4%
Atkore, Inc.	29,548	2,084,611
		$–
Human Resource & Employment Services - 2.5%
Heidrick & Struggles International, Inc.	78,721	3,602,273

Industrial Machinery & Supplies & Components - 2.3%
Mueller Industries, Inc.	42,117	3,347,038
		$–
Marine Transportation - 1.6%
Matson, Inc.	20,850	2,321,648

Trading Companies & Distributors - 2.5%
Boise Cascade Co.	17,905	1,554,512
DNOW, Inc. (b)	141,559	2,099,320
		3,653,832
Total Industrials		27,767,602

EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Information Technology - 3.7%
Electronic Manufacturing Services - 2.4%
Sanmina Corp. (b)	35,841	$3,506,325

Semiconductor Materials & Equipment - 1.3%
Photronics, Inc. (b)	102,667	1,933,220
Total Information Technology		5,439,545

Materials - 10.8%
Commodity Chemicals - 1.5%
Cabot Corp.	28,585	2,143,875

Copper - 1.8%
Freeport-McMoRan, Inc.	61,272	2,656,141

Fertilizers & Agricultural Chemicals - 1.9%
CF Industries Holdings, Inc.	29,551	2,718,692

Forest Products - 1.6%
Louisiana-Pacific Corp.	26,294	2,261,021

Gold - 1.6%
Newmont Corp.	39,650	2,310,009

Steel - 2.4%
Alpha Metallurgical Resources, Inc. (b)	11,706	1,316,691
Commercial Metals Co.	46,010	2,250,349
		3,567,040
Total Materials		15,656,778
TOTAL COMMON STOCKS (Cost $130,610,838)		144,905,113

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.25% (c)	627,345	627,345
TOTAL SHORT-TERM INVESTMENTS (Cost $627,345)		627,345

TOTAL INVESTMENTS - 100.0% (Cost $131,238,183)		$145,532,458
Liabilities in Excess of Other Assets - (0.0)% (d)		(22,011)
TOTAL NET ASSETS - 100.0%		$145,510,447

EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)
Percentages are stated as a percent of net assets.

LP - Limited Partnership

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

EUCLIDEAN FUNDAMENTAL VALUE ETF

Summary of Fair Value Disclosures as of June 30, 2025 (Unaudited)

Euclidean Fundamental Value ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	144,905,113	—	—	144,905,113
Money Market Funds	627,345	—	—	627,345
Total Investments	$145,532,458	$—	$—	$145,532,458

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.